INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 8 -      INTANGIBLE ASSETS

Intangible assets:

	December 31,
	2020	2019
Customer relationships
Cost	$671	$671
Impairment	(298)
Accumulated amortization	(373)	(289)
Amortized cost	$-	$389

The COVID-19 pandemic and the significant reduction in the reconditioning and coating segment (“Turbochrome”) business during 2020 were a trigger event for impairment of the customer relationships asset. The Company believes there will be no future economic benefits that will be derived from the customers attributed to this intangible asset. Therefore, the Company wrote off the amortized cost related to the customer relationships. The write off expenses recorded in the P&L under Other Expenses.

	December 31,
	2020	2019
Commercial license
Cost	$1,513	$-
Accumulated amortization	(38)	-
Amortized cost	$1,475	$-

On September 2020 Piedmont signed a 10 years agreement for the commercial segment. Under this contract Honeywell intends to transfer all of its APU  331-20X   MRO activity to TAT Piedmont.

Estimated amortization expenses for the five succeeding years is $150 per year.